Principles of Consolidation.	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principles of Consolidation.

Note 1. Principles of Consolidation.

The consolidated financial statements include the accounts of American Cannabis Company, Inc. and its wholly-owned subsidiary, Hollister& Blacksmith, Inc., doing business as American Cannabis Company, Inc. Intercompany accounts and transactions have been eliminated.